Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

17. RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company in 2020, 2021 and 2022 consisted of:

Related Party	Nature of the party	Relationship with the Group
Dr. Chris Chang Yu	Individual	Co-Founder and Chairman with majority voting control*
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
Anpac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”)	Investment management	General partner of the shareholder
CRS Holdings Inc.	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu Anpac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Dr. Chris Chang Yu has significant influence over with this entity.
Xuedong Du	Individual	Director of the Group
Rouou Ying	Individual	Supervisor of AnPac Lishui
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”)	Investor	Equity investee of AnPac Muqing
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe)	Health management	Controlled by Shanghai Muqing industrial
Advanced Life	Investor	The Group owns 40% equity interest
Annadi Life Therapeutics Co., Ltd (“Annadi”)	Health management	Controlled by Advance
Jinqiu Tang	Individual	Co-CFO
He Yu	Individual	Co-Founder and shareholder

*	Dr. Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Company and Chairman of the Board on April 6, 2022 and was appointed as Co-Chairman and Co-CEO in May 2022.

Related party balances

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Due from related parties:
Shanghai Yulin	10	11	2
Shanghai Muqing Jiahe	9	8	1
Anpac Beijing	200	—	—
Xuedong Du	116	—	—
Annadi	—	2,192	317
Total	335	2,211	320
Allowance	(135)	(17)	(2)
Due from related parties, net	200	2,194	318

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Due to related parties:
CRS Holdings Inc.	—	681	100
Zhijun	55	55	8
Jiaxing Zhijun	856	927	134
Beijing Anpac.	—	918	133
Jiangsu Anpac	3	1	-
Weidong Dai	10	—	—
Rouou Ying	—	5	1
Shanghai Muqing Industrial	131	117	17
Advanced Life	491	—	—
Annadi	925	—	—
Jinqiu Tang	—	100	14
Xuedong Du	—	534	77
He Yu	—	156	23
Total	2,471	3,494	507

Related party transactions

During the years ended December 31, 2020, 2021 and 2022, related party transactions consisted of the following:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue rendered to Anpac Beijing	1	—	—	—
Revenue rendered to Jiangsu Anpac	39	121	9	1
Revenue rendered to Anpai	96	—	—	—
Revenue serviced to Annadi	—	1,284	2,186	317
Consulting service received from Anpac Beijing	898	2,190	2,739	397
Consulting service received from Jiangsu Anpac	8	—	—	—
Consulting service received from Anpai	—	129	—	—
Rent expense incurred with Shanghai Muqing industrial	443	411	(32)	(5)
Repayment of loan to Jiaxing Zhijun	(17,261)	—	—	—
Interest expense to Jiaxing Zhijun	1,664	1,935	—	—
Loan from CRS Holdings Inc.	1,498	—	—	—
Repayment of loan to CRS Holdings Inc.	(2,071)	(2,803)	—	—
Issuance shares for stock option exercised by Dr. Chris Chang Yu (See Note 14)	—	6,125	273	40
Issuance shares for settlement off related party loan from Dr. Chris Chang Yu (See Note 14)	—	6,891	—	—
Share based compensation to Dr. Chris Chang Yu and bonus	—	6,430	—	—
Repayment to Jiangsu Anpac	—	(300)	—	—
Loan from Jinqiu Tang	—	—	100	14
Loan from Rouou Ying	—	—	50	7
Loan from Xudong Du	—	—	650	95

Guarantor

The Group’s short-term borrowings of RMB 5,000 are guaranteed by Dr. Chris Chang Yu.